Expense Example - Tweedy, Browne Insider + Value ETF - Tweedy, Browne Insider + Value ETF Shares	Jan. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	$ 1,088